Results for the Year - Result Per Share (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Results for the Year
Net profit	kr 7,844	kr 4,352	kr 5,452
Weighted average number of shares outstanding	66,139,029	66,023,437	65,783,130
Weighted average number of treasury shares	(1,952,382)	(713,693)	(395,829)
Weighted average number of shares excl. treasury shares	64,186,647	65,309,744	65,387,301
Adjustments for share-based instruments, dilution	446,293	604,961	622,303
Weighted average number of shares, diluted	64,632,940	65,914,705	66,009,604
Basic net profit per share	kr 122.21	kr 66.64	kr 83.38
Diluted net profit per share	kr 121.36	kr 66.02	kr 82.59
Antidilutive shares	788,967	248,649	68,728